Shareholders' Equity - Additional Information (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 28, 2014 USD ($)	May 28, 2014 CAD	Dec. 31, 2014 Canadian dollars [Member] USD ($)	Dec. 31, 2014 U.S.dollars [Member] USD ($)	Nov. 22, 2013 U.S.dollars [Member] USD ($)	Nov. 22, 2013 Private Placement [Member] Equity Financing [Member] USD ($)	Nov. 22, 2013 Gross Proceeds [Member] Private Placement [Member] Equity Financing [Member] USD ($)
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50	4.32	$ 4.32	$ 1.87	$ 0.50
Share Price									$ 4,000
Proceeds from Issuance of Common Stock	$ 2,182	$ 1,570							$ 1,600
Price Per Units								$ 0.40
Class Or Warrant Or Right Outstanding Weighted Average Remaining Contractual Terms					8 months 12 days	2 years 10 months 24 days